Schedule of external transport services revenue by geographic area (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	kr 263,547	kr 216,484
Transport services [member]
IfrsStatementLineItems [Line Items]
Revenue	246,649	201,022
Sweden [member]
IfrsStatementLineItems [Line Items]
Revenue	78,065	82,404
United States [member]
IfrsStatementLineItems [Line Items]
Revenue	47,745	41,110
Germany [member]
IfrsStatementLineItems [Line Items]
Revenue	57,429	38,733
All other countries [member]
IfrsStatementLineItems [Line Items]
Revenue	kr 63,410	kr 38,775